CONTINGENT LIABILITIES, COMMITMENTS, AND GUARANTEES - Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
CONTINGENT LIABILITIES, COMMITMENTS, AND GUARANTEES (Details) - Narrative [Line Items]
Decrease in deferred tax asset	£ 728
Capital commitments	1,034	£ 501
Amounts related to assets to be leased under operating leases signage	1,034	501
Maximum exposure
CONTINGENT LIABILITIES, COMMITMENTS, AND GUARANTEES (Details) - Narrative [Line Items]
Irrevocable commitments and guarantees	71,158	£ 73,962
Legal proceedings contingent liability
CONTINGENT LIABILITIES, COMMITMENTS, AND GUARANTEES (Details) - Narrative [Line Items]
Increase in current tax liability	840
Decrease in deferred tax asset	£ 330